Supplemental information on oil and gas producing activities (unaudited) - Results of operations for oil and gas exploration and production activities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net revenues
Sales	$ 67,410,322	$ 66,258,193	$ 71,223,307
Transfers	13,677,202	15,256,723	19,797,158
Total	81,087,524	81,514,916	91,020,465
Production costs	21,568,517	20,544,682	22,152,495
Depreciation, depletion, and amortization	10,356,534	8,531,483	7,138,902
Other production costs	22,937,996	22,751,720	20,741,550
Exploration costs	1,769,785	2,088,922	1,512,385
Other expenses	3,635,945	7,508,085	5,399,726
Total	60,268,777	61,424,892	56,945,058
Income before income tax expense	20,818,747	20,090,024	34,075,407
Income tax expense	(9,627,028)	(9,250,450)	(13,026,271)
Results of operations for exploration and production activities	$ 11,191,719	$ 10,839,574	$ 21,049,136